Schedule of Statutory Accounting Practices (Detail) (Domestic subsidiaries, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	$ (237)	$ (899)	$ (1,033)
Combined statutory capital and surplus	3,285	3,086
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	378	(69)	24
Combined statutory capital and surplus	2,550	2,294
Mortgage insurance subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	(137)	(684)	(925)
Combined statutory capital and surplus	735	792
Combined statutory net income (loss), excluding captive reinsurance subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	241	(753)	(901)
Captive life reinsurance subsidiaries
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)	$ (478)	$ (146)	$ (132)